Segment Information - Segment assets (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022
Segment Reporting Information [Line Items]
Total assets	$ 2,428,057	$ 2,221,948
Discontinued operations
Segment Reporting Information [Line Items]
Total assets	202,926	228,886
Skillsoft
Segment Reporting Information [Line Items]
Total assets	1,896,621	1,648,160
Global Knowledge Segment
Segment Reporting Information [Line Items]
Total assets	$ 328,510	$ 344,902